Shareholders' equity and share-based payments - Currency translation adjustment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive income
Currency translation adjustment generated by the parent company	$ (4,022)	$ 9,316	$ (1,548)
Currency translation adjustment	1,113	(2,578)	(1,098)
Currency translation adjustment of equity affiliates	(564)	(730)	890
Total currency translation adjustment recognized in comprehensive income	(3,473)	6,008	(1,756)
Euro
Other comprehensive income
Currency translation adjustment generated by the parent company	(4,022)	9,316	(1,548)
Currency translation adjustment	1,883	(3,275)	(184)
Currency translation adjustment of equity affiliates	343	(1,099)	223
Total currency translation adjustment recognized in comprehensive income	(1,796)	4,943	(1,509)
Pound Sterling
Other comprehensive income
Currency translation adjustment	(431)	462	(887)
Currency translation adjustment of equity affiliates	14	(25)	54
Total currency translation adjustment recognized in comprehensive income	(417)	436	(833)
Ruble
Other comprehensive income
Currency translation adjustment	(10)	3	7
Currency translation adjustment of equity affiliates	(805)	207	643
Total currency translation adjustment recognized in comprehensive income	(815)	210	650
Other currencies
Other comprehensive income
Currency translation adjustment	(329)	232	(34)
Currency translation adjustment of equity affiliates	(116)	187	(30)
Total currency translation adjustment recognized in comprehensive income	$ (445)	$ 419	$ (64)